CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Sharebased compensation expense	¥ 362,868	¥ 166,161	¥ 223,345
Relx inc (the former parent) | Selling expenses
Sharebased compensation expense	0	0	48,615
Relx inc (the former parent) | General and administrative expenses
Sharebased compensation expense	0	0	381,977
Relx inc (the former parent) | Research and development expenses
Sharebased compensation expense	¥ 0	¥ 0	¥ 43,540